Basic and Diluted Net Loss per Share - Schedule of Basic Loss per Share and Diluted Loss per Share (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Numerator:
Net loss attributable to Qutoutiao Inc.	¥ (2,688,680,705)	$ (386,204,829)	¥ (1,942,571,687)		¥ (94,759,689)
Accretion to redemption value	(20,548,032)		(978,201)
Deemed dividend to preferred shareholders (Note 14)			(1,916,871)
Gains on repurchase of convertible redeemable preferred shares (Note 14)			18,332,152
Net loss attributable to Qutoutiao Inc.’s ordinary shareholders	¥ (2,709,228,737)	$ (389,156,359)	¥ (2,028,941,350)	$ (2,028,941,350)	¥ (100,772,472)	$ (100,772,472)
Denominator:
Basic and diluted | shares	68,749,981	68,749,981	38,507,184	38,507,184	25,542,031	25,542,031
Basic and diluted loss per share | (per share)	¥ (39.41)	$ (5.66)	¥ (52.69)	$ (52.69)	¥ (3.95)	$ (3.95)
Series A1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value			¥ (4,840,875)		¥ (798,981)
Series B1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value			(37,001,459)
Series B2 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value			(31,800,587)
Series B3 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value			(12,312,158)
Series C1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value			(133,451)
Series A Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value			(15,718,213)		¥ (5,213,802)
Accretion on Series A convertible redeemable preferred shares of a subsidiary	¥ (12,171,842)		¥ (978,201)
Series B Convertible Redeemable Preferred Shares
Numerator:
Accretion on Series A convertible redeemable preferred shares of a subsidiary	¥ (8,376,190)
American Depositary Shares
Denominator:
Basic and diluted | shares	274,999,924	274,999,924	154,028,736	154,028,736	102,168,124	102,168,124
Basic and diluted loss per share | $ / shares		$ (9.85)		$ (13.17)		$ (0.99)